Cover	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2022
Entity File Number	0-30141
Entity Registrant Name	LivePerson, Inc.
Entity Central Index Key	0001102993
Entity Tax Identification Number	13-3861628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	530 7th Ave, Floor M1
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	609-4200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false